Business combination - Aggregate Purchase Consideration (Details) - Baffin Inc. $ in Millions	Nov. 01, 2018 CAD ($) shares
Disclosure of detailed information about business combination [line items]
Cash	$ 33.6
Issuance of 16,946 subordinate voting shares	1.5
Total purchase consideration	$ 35.1
Subordinate voting stock issued in business combination (shares) | shares	16,946